UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Market Neutral Fund Investor Shares - VMNFX

Market Neutral Fund Institutional Shares - VMNIX

Vanguard Market Neutral Fund

Investor Shares (VMNFX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$204	1.95%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s positions in five of 11 industry sectors, most notably financials, consumer discretionary, and industrials, helped relative performance. The largest drags came from the Fund's positions in communication services and health care.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $50,000

	Investor Shares	Spliced Market Neutral Index in USD	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2016	$51,238	$50,025	$50,457
2016	$48,762	$50,057	$51,776
2016	$48,350	$50,092	$54,072
2016	$51,308	$50,134	$56,310
2017	$50,067	$50,194	$59,572
2017	$49,032	$50,286	$61,363
2017	$48,866	$50,414	$64,166
2017	$48,798	$50,555	$68,226
2018	$49,540	$50,731	$67,814
2018	$49,080	$50,953	$70,440
2018	$50,336	$51,207	$75,446
2018	$49,088	$51,497	$64,613
2019	$46,513	$51,804	$73,685
2019	$43,891	$52,122	$76,697
2019	$45,160	$52,415	$77,569
2019	$44,392	$52,657	$84,578
2020	$42,210	$52,861	$66,850
2020	$42,167	$52,933	$81,616
2020	$41,206	$52,950	$89,022
2020	$39,253	$52,963	$102,162
2021	$42,020	$52,972	$108,750
2021	$42,898	$52,976	$117,763
2021	$44,303	$52,981	$117,624
2021	$48,375	$52,987	$128,374
2022	$50,530	$53,002	$121,443
2022	$51,937	$53,078	$100,996
2022	$52,817	$53,317	$96,387
2022	$54,895	$53,783	$103,304
2023	$54,190	$54,386	$110,788
2023	$55,387	$55,067	$120,085
2023	$59,817	$55,826	$116,135
2023	$61,614	$56,611	$130,224
2024	$65,041	$57,387	$143,306
2024	$64,761	$58,173	$147,948
2024	$67,091	$58,970	$157,061
2024	$65,215	$59,694	$161,315
2025	$65,137	$60,352	$153,460
2025	$67,500	$61,012	$170,475
2025	$69,863	$61,686	$184,483
2025	$71,206	$62,318	$188,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	9.19%	12.65%	3.60%
Spliced Market Neutral Index in USD	4.40%	3.31%	2.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$379
Number of Portfolio Holdings	501
Portfolio Turnover Rate	108%
Total Investment Advisory Fees (in thousands)	$133

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Sector	Long Portfolio	Short Portfolio
Communication Services	3.8%	4.0%
Consumer Discretionary	12.9%	12.9%
Consumer Staples	2.4%	2.5%
Energy	3.5%	3.4%
Financials	19.4%	19.3%
Health Care	13.9%	13.9%
Industrials	14.4%	14.0%
Information Technology	10.4%	10.3%
Materials	5.1%	4.8%
Real Estate	6.9%	7.0%
Utilities	3.4%	3.3%
Other Assets and Liabilities—Net	3.9%	4.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR634

Vanguard Market Neutral Fund

Institutional Shares (VMNIX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$198	1.89%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s positions in five of 11 industry sectors, most notably financials, consumer discretionary, and industrials, helped relative performance. The largest drags came from the Fund's positions in communication services and health care.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Spliced Market Neutral Index in USD	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,124,275	$5,002,500	$5,045,710
2016	$4,879,867	$5,005,746	$5,177,623
2016	$4,838,442	$5,009,248	$5,407,249
2016	$5,135,027	$5,013,353	$5,630,969
2017	$5,011,316	$5,019,425	$5,957,153
2017	$4,907,261	$5,028,572	$6,136,335
2017	$4,894,774	$5,041,409	$6,416,589
2017	$4,887,022	$5,055,521	$6,822,613
2018	$4,962,705	$5,073,137	$6,781,361
2018	$4,916,364	$5,095,260	$7,044,028
2018	$5,042,749	$5,120,738	$7,544,632
2018	$4,918,811	$5,149,692	$6,461,257
2019	$4,660,499	$5,180,426	$7,368,451
2019	$4,396,617	$5,212,200	$7,669,693
2019	$4,528,558	$5,241,518	$7,756,869
2019	$4,452,722	$5,265,700	$8,457,782
2020	$4,233,956	$5,286,122	$6,684,963
2020	$4,229,559	$5,293,259	$8,161,584
2020	$4,137,230	$5,294,962	$8,902,215
2020	$3,937,169	$5,296,260	$10,216,212
2021	$4,215,868	$5,297,216	$10,875,022
2021	$4,304,343	$5,297,600	$11,776,332
2021	$4,445,905	$5,298,080	$11,762,388
2021	$4,858,193	$5,298,697	$12,837,440
2022	$5,070,961	$5,300,182	$12,144,291
2022	$5,217,238	$5,307,823	$10,099,598
2022	$5,301,459	$5,331,653	$9,638,725
2022	$5,512,621	$5,378,268	$10,330,405
2023	$5,442,486	$5,438,605	$11,078,755
2023	$5,567,600	$5,506,709	$12,008,537
2023	$6,014,438	$5,582,608	$11,613,496
2023	$6,192,543	$5,661,062	$13,022,396
2024	$6,534,551	$5,738,680	$14,330,590
2024	$6,511,045	$5,817,298	$14,794,802
2024	$6,750,802	$5,897,041	$15,706,112
2024	$6,558,790	$5,969,416	$16,131,497
2025	$6,551,925	$6,035,165	$15,345,977
2025	$6,790,539	$6,101,185	$17,047,507
2025	$7,029,152	$6,168,617	$18,448,322
2025	$7,166,975	$6,231,837	$18,882,651

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	9.27%	12.73%	3.67%
Spliced Market Neutral Index in USD	4.40%	3.31%	2.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$379
Number of Portfolio Holdings	501
Portfolio Turnover Rate	108%
Total Investment Advisory Fees (in thousands)	$133

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Sector	Long Portfolio	Short Portfolio
Communication Services	3.8%	4.0%
Consumer Discretionary	12.9%	12.9%
Consumer Staples	2.4%	2.5%
Energy	3.5%	3.4%
Financials	19.4%	19.3%
Health Care	13.9%	13.9%
Industrials	14.4%	14.0%
Information Technology	10.4%	10.3%
Materials	5.1%	4.8%
Real Estate	6.9%	7.0%
Utilities	3.4%	3.3%
Other Assets and Liabilities—Net	3.9%	4.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR734

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$49,000	$49,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$49,000	$49,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard Market Neutral Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	18
Tax information	19

Market Neutral Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (96.1%)
Communication Services (3.8%)
*,1	Roku Inc.	25,639	2,782
*,1	Clear Channel Outdoor Holdings Inc.	1,050,922	2,323
[1]	Playtika Holding Corp.	399,328	1,577
	New York Times Co. Class A	20,646	1,433
[1]	Comcast Corp. Class A	38,574	1,153
*,1	Lumen Technologies Inc.	130,178	1,011
*,1	Bumble Inc. Class A	267,621	955
*	Reddit Inc. Class A	2,837	652
*,1	Bandwidth Inc. Class A	34,864	539
	Match Group Inc.	15,913	514
*,1	Anterix Inc.	23,190	506
*	EverQuote Inc. Class A	16,217	438
[1]	Telephone & Data Systems Inc.	10,121	415
			14,298
Consumer Discretionary (12.9%)
[1]	Expedia Group Inc.	11,546	3,271
[1]	Travel & Leisure Co.	46,237	3,261
*,1	MGM Resorts International	86,373	3,152
[1]	Leggett & Platt Inc.	282,291	3,105
*,1	National Vision Holdings Inc.	113,163	2,922
*	Cavco Industries Inc.	4,668	2,757
[1]	Red Rock Resorts Inc. Class A	43,534	2,697
*,1	BJ's Restaurants Inc.	63,793	2,513
[1]	Tapestry Inc.	19,278	2,463
*,1	Etsy Inc.	40,292	2,234
*	Adtalem Global Education Inc.	20,851	2,157
*,1	M/I Homes Inc.	15,730	2,013
[1]	Bath & Body Works Inc.	95,678	1,921
[1]	ADT Inc.	232,922	1,880
[1]	Bloomin' Brands Inc.	234,166	1,445
*,1	Carnival Corp.	36,438	1,113
*,1	Adient plc	51,894	995
*,1	Coursera Inc.	134,904	993
*,1	Frontdoor Inc.	16,553	955
*,1	Sonos Inc.	53,622	942
	Signet Jewelers Ltd.	10,287	853
	Garmin Ltd.	3,849	781
[1]	G-III Apparel Group Ltd.	24,939	722
	Monarch Casino & Resort Inc.	6,945	665
*,1	Warby Parker Inc. Class A	27,365	596
*	Amer Sports Inc.	13,532	505
*,1	American Axle & Manufacturing Holdings Inc.	78,372	502
*	Norwegian Cruise Line Holdings Ltd.	22,433	501
	Boyd Gaming Corp.	4,882	416
*	Universal Technical Institute Inc.	12,784	334
	Upbound Group Inc.	18,576	326
			48,990
Consumer Staples (2.4%)
[1]	PriceSmart Inc.	25,201	3,091
	Turning Point Brands Inc.	15,338	1,663
*,1	Maplebear Inc.	24,609	1,107
	Altria Group Inc.	16,130	930
[1]	Nu Skin Enterprises Inc. Class A	85,287	821
	Philip Morris International Inc.	3,692	592
[1]	Pilgrim's Pride Corp.	10,285	401
*	US Foods Holding Corp.	5,097	384
			8,989

Market Neutral Fund
		Shares	Market Value• ($000)
Energy (3.5%)
[1]	Weatherford International plc	40,419	3,163
[1]	HF Sinclair Corp.	44,732	2,061
	Peabody Energy Corp.	46,682	1,387
*,1	Par Pacific Holdings Inc.	39,322	1,382
*,1	ProPetro Holding Corp.	102,585	976
*	Bristow Group Inc.	20,898	765
*,1	Oceaneering International Inc.	30,677	737
*,1	Green Plains Inc.	57,788	566
*	BKV Corp.	18,343	498
*,1	Clean Energy Fuels Corp.	191,997	403
*	Nabors Industries Ltd. (XNYS)	7,192	391
	Patterson-UTI Energy Inc.	61,901	378
[1]	DHT Holdings Inc.	29,510	360
[1]	SM Energy Co.	18,791	352
			13,419
Financials (19.4%)
[1]	MGIC Investment Corp.	112,270	3,281
*,1	Enova International Inc.	20,399	3,207
[1]	Zions Bancorp NA	54,712	3,203
[1]	Bank of NT Butterfield & Son Ltd.	64,057	3,191
[1]	Essent Group Ltd.	48,475	3,151
[1]	Associated Banc-Corp.	116,737	3,007
	Allstate Corp.	14,188	2,953
	Globe Life Inc.	20,966	2,932
*,1	NMI Holdings Inc.	71,505	2,917
[1]	CNO Financial Group Inc.	67,974	2,887
*,1	Robinhood Markets Inc. Class A	23,383	2,645
	Progressive Corp.	11,450	2,607
[1]	OFG Bancorp	62,216	2,550
*,1	StoneCo. Ltd. Class A	162,560	2,404
*	Palomar Holdings Inc.	16,462	2,218
[1]	KeyCorp	104,157	2,150
[1]	BankUnited Inc.	45,227	2,016
[1]	Central Pacific Financial Corp.	52,860	1,647
[1]	Amalgamated Financial Corp.	50,270	1,610
	Invesco Ltd.	59,792	1,571
*	Slide Insurance Holdings Inc.	78,770	1,534
[1]	Truist Financial Corp.	29,996	1,476
[1]	Westamerica BanCorp	27,408	1,311
[1]	Hancock Whitney Corp.	19,240	1,225
[1]	PROG Holdings Inc.	40,288	1,188
	Charles Schwab Corp.	11,554	1,154
[1]	Virtu Financial Inc. Class A	33,304	1,110
	State Street Corp.	8,389	1,082
*,1	LendingClub Corp.	55,340	1,048
[1]	Universal Insurance Holdings Inc.	30,699	1,038
	Popular Inc.	7,601	947
*	SoFi Technologies Inc.	32,678	856
*,1	Hamilton Insurance Group Ltd. Class B	30,228	843
[1]	PayPal Holdings Inc.	12,901	753
*	Heritage Insurance Holdings Inc.	24,925	729
[1]	First BanCorp (XNYS)	34,857	723
	Piper Sandler Cos.	2,061	700
*,1	Bowhead Specialty Holdings Inc.	22,206	634
	Bread Financial Holdings Inc.	7,989	591
	Radian Group Inc.	15,564	560
	First Financial Bancorp	20,429	511
	RenaissanceRe Holdings Ltd.	1,643	462
[1]	BGC Group Inc. Class A	43,081	385
	Equity Bancshares Inc. Class A	8,263	369
	SEI Investments Co.	4,183	343
			73,719
Health Care (13.9%)
*,1	REGENXBIO Inc.	236,635	3,408
*,1	Arvinas Inc.	265,208	3,145
*	Tenet Healthcare Corp.	15,739	3,128
	Universal Health Services Inc. Class B	14,138	3,082
*,1	Incyte Corp.	30,949	3,057

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	Travere Therapeutics Inc.	74,956	2,864
*,1	Ionis Pharmaceuticals Inc.	32,810	2,596
*,1	Teladoc Health Inc.	365,152	2,556
[1]	Organon & Co.	323,035	2,316
*,1	Pediatrix Medical Group Inc.	84,370	1,805
*,1	Ironwood Pharmaceuticals Inc.	515,860	1,738
*,1	BioCryst Pharmaceuticals Inc.	222,444	1,735
*,1	Arrowhead Pharmaceuticals Inc.	25,869	1,717
*,1	Castle Biosciences Inc.	43,887	1,707
*,1	Omnicell Inc.	37,533	1,700
*,1	Ardelyx Inc.	267,228	1,558
*,1	Intellia Therapeutics Inc.	152,137	1,368
*,1	Varex Imaging Corp.	108,946	1,269
*,1	Phreesia Inc.	67,032	1,134
	Johnson & Johnson	5,113	1,058
*,1	Sarepta Therapeutics Inc.	46,642	1,004
*,1	LifeStance Health Group Inc.	125,273	882
[1]	Bristol-Myers Squibb Co.	13,942	752
*	Inspire Medical Systems Inc.	8,105	748
*,1	Progyny Inc.	28,548	733
*,1	ACADIA Pharmaceuticals Inc.	23,499	628
	Eli Lilly & Co.	573	616
*,1	Altimmune Inc.	168,595	609
*,1	10X Genomics Inc. Class A	35,941	586
*,1	Ultragenyx Pharmaceutical Inc.	24,539	564
*,1	Moderna Inc.	17,483	516
*,1	Vir Biotechnology Inc.	81,441	491
*,1	Enhabit Inc.	46,930	433
*	ClearPoint Neuro Inc.	31,101	425
*,1	Bioventus Inc. Class A	52,066	387
*,1	Fate Therapeutics Inc.	308,409	303
*,1	Agenus Inc.	33,574	105
			52,723
Industrials (14.4%)
[1]	Tutor Perini Corp.	48,262	3,235
*	MasTec Inc.	14,851	3,228
[1]	Griffon Corp.	39,720	2,925
[1]	Primoris Services Corp.	23,155	2,875
*,1	SkyWest Inc.	27,903	2,802
[1]	Interface Inc.	94,392	2,635
*,1	Willdan Group Inc.	25,373	2,630
*,1	American Superconductor Corp.	84,707	2,438
	Vertiv Holdings Co. Class A	14,539	2,356
*,1	United Airlines Holdings Inc.	20,934	2,341
	BWX Technologies Inc.	12,175	2,104
*,1	Sun Country Airlines Holdings Inc.	143,856	2,070
[1]	MillerKnoll Inc.	95,085	1,738
*	ATI Inc.	14,580	1,673
	Comfort Systems USA Inc.	1,745	1,629
*,1	CoreCivic Inc.	72,912	1,393
[1]	Greenbrier Cos. Inc.	24,917	1,165
*,1	Legalzoom.com Inc.	117,057	1,162
[1]	Pitney Bowes Inc.	106,372	1,124
	Alight Inc. Class A	555,791	1,084
	Cintas Corp.	5,612	1,055
	Matson Inc.	7,856	971
*,1	Energy Recovery Inc.	70,532	952
*	Allegiant Travel Co.	10,515	897
	JB Hunt Transport Services Inc.	4,278	831
	Automatic Data Processing Inc.	2,897	745
[1]	TransUnion	8,260	708
*,1	Lyft Inc. Class A	36,171	701
*,1	Healthcare Services Group Inc.	36,347	695
	SS&C Technologies Holdings Inc.	7,918	692
*	Blue Bird Corp.	12,478	587
	United Parcel Service Inc. Class B (XNYS)	5,900	585
[1]	Columbus McKinnon Corp.	31,721	547
[1]	ACCO Brands Corp.	138,788	518
	Leonardo DRS Inc.	14,797	504

Market Neutral Fund
		Shares	Market Value• ($000)
	GE Vernova Inc.	666	435
*,1	AerSale Corp.	48,509	345
[1]	Worthington Enterprises Inc.	6,669	344
			54,719
Information Technology (10.4%)
	Lam Research Corp.	16,399	2,807
*,1	MaxLinear Inc.	157,208	2,740
*,1	ADTRAN Holdings Inc.	299,155	2,600
*,1	RingCentral Inc. Class A	88,698	2,562
*,1	Extreme Networks Inc.	139,732	2,326
*,1	Appian Corp. Class A	60,324	2,137
*,1	Commerce.com Inc.	474,654	1,956
*,1	Asana Inc. Class A	135,745	1,861
*,1	Domo Inc. Class B	183,156	1,544
*	Teradata Corp.	50,658	1,542
*,1	Viasat Inc.	40,699	1,402
*,1	NETGEAR Inc.	54,041	1,326
*,1	Rapid7 Inc.	76,125	1,157
*,1	Penguin Solutions Inc.	56,830	1,112
*,1	Yext Inc.	128,281	1,034
	Oracle Corp.	5,171	1,008
*,1	CommScope Holding Co. Inc.	52,452	951
*,1	PagerDuty Inc.	71,580	938
	CDW Corp.	6,478	882
*,1	Kyndryl Holdings Inc.	33,011	877
*,1	Harmonic Inc.	78,867	780
*,1	Sprout Social Inc. Class A	62,383	703
*,1	Digital Turbine Inc.	137,651	688
*	Workiva Inc.	7,981	688
*,1	SkyWater Technology Inc.	33,995	617
	Microsoft Corp.	1,061	513
*	Ambarella Inc.	7,039	499
*	AppLovin Corp. Class A	643	433
*	Credo Technology Group Holding Ltd.	2,585	372
*	Astera Labs Inc.	2,222	370
*	Palantir Technologies Inc. Class A	2,036	362
*,1	Pagaya Technologies Ltd. Class A	16,610	347
*,1	Weave Communications Inc.	45,547	346
			39,480
Materials (5.1%)
*,1	Constellium SE	178,056	3,356
[1]	Freeport-McMoRan Inc.	65,962	3,350
	Kaiser Aluminum Corp.	19,871	2,282
	Newmont Corp. (XNYS)	14,117	1,410
*,1	Century Aluminum Co.	33,574	1,316
[1]	Tronox Holdings plc	294,151	1,227
*,1	Clearwater Paper Corp.	63,527	1,105
[1]	Huntsman Corp.	103,843	1,039
[1]	SunCoke Energy Inc.	131,903	950
	United States Lime & Minerals Inc.	6,467	774
	Celanese Corp.	12,809	542
	Sylvamo Corp.	9,824	473
*	Compass Minerals International Inc.	23,883	469
	Mosaic Co.	18,727	451
*,1	O-I Glass Inc.	29,612	437
	Ramaco Resources Inc. Class B	547	6
			19,187
Real Estate (6.9%)
[1]	First Industrial Realty Trust Inc.	53,225	3,048
[1]	Cousins Properties Inc.	105,362	2,716
[1]	Highwoods Properties Inc.	104,261	2,692
[1]	Urban Edge Properties	115,839	2,223
[1]	Phillips Edison & Co. Inc.	61,439	2,185
[1]	Brixmor Property Group Inc.	81,486	2,137
[1]	American Assets Trust Inc.	106,705	2,020
[1]	Piedmont Realty Trust Inc.	217,314	1,812
[1]	Summit Hotel Properties Inc.	297,079	1,447
*	Jones Lang LaSalle Inc.	3,645	1,227
[1]	Broadstone Net Lease Inc.	56,538	982

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	Hudson Pacific Properties Inc.	86,435	936
[1]	LXP Industrial Trust	15,695	778
[1]	LTC Properties Inc.	22,365	769
	Equinix Inc.	573	439
[1]	InvenTrust Properties Corp.	14,226	401
	Prologis Inc.	3,090	395
			26,207
Utilities (3.4%)
[1]	Avista Corp.	76,549	2,950
[1]	AES Corp.	194,454	2,789
	NRG Energy Inc.	15,470	2,463
	National Fuel Gas Co.	23,286	1,864
[1]	Black Hills Corp.	22,594	1,569
*	Talen Energy Corp.	2,900	1,087
			12,722
Total Common Stocks—Long Positions (Cost $310,029)			364,453
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[2]	Vanguard Market Liquidity Fund, 3.780% (Cost $10,593)	105,931	10,593
Common Stocks Sold Short (-95.4%)
Communication Services (-4.0%)
*	Lionsgate Studios Corp.	(397,168)	(3,626)
*	Sphere Entertainment Co.	(36,420)	(3,463)
	TKO Group Holdings Inc.	(10,189)	(2,130)
*	Trump Media & Technology Group Corp.	(122,898)	(1,627)
*	EchoStar Corp. Class A	(12,505)	(1,359)
*	Gogo Inc.	(234,555)	(1,093)
	Cogent Communications Holdings Inc.	(40,860)	(881)
*	Madison Square Garden Sports Corp.	(1,715)	(444)
*	Ziff Davis Inc.	(12,582)	(442)
			(15,065)
Consumer Discretionary (-12.9%)
	Somnigroup International Inc.	(35,080)	(3,132)
	Choice Hotels International Inc.	(29,679)	(2,827)
*	Sweetgreen Inc. Class A	(406,732)	(2,750)
	Restaurant Brands International Inc.	(38,354)	(2,617)
*	Dream Finders Homes Inc. Class A	(149,518)	(2,557)
*	Genius Sports Ltd.	(224,933)	(2,479)
*	First Watch Restaurant Group Inc.	(162,681)	(2,453)
	Wingstop Inc.	(9,604)	(2,290)
	Dick's Sporting Goods Inc.	(11,528)	(2,282)
	Advance Auto Parts Inc.	(47,963)	(1,885)
	Starbucks Corp.	(21,592)	(1,818)
*	LGI Homes Inc.	(39,002)	(1,676)
*	Portillo's Inc. Class A	(345,406)	(1,568)
*	EVgo Inc.	(505,046)	(1,470)
	Krispy Kreme Inc.	(320,712)	(1,289)
	Genuine Parts Co.	(9,972)	(1,226)
	Thor Industries Inc.	(11,735)	(1,205)
*	Kura Sushi USA Inc. Class A	(22,873)	(1,197)
*	RH	(6,356)	(1,139)
	Whirlpool Corp.	(14,894)	(1,074)
	Steven Madden Ltd.	(24,482)	(1,019)
	Lennar Corp. Class A	(9,915)	(1,019)
*	Under Armour Inc. Class A	(201,555)	(1,002)
	Meritage Homes Corp.	(14,893)	(980)
	Hyatt Hotels Corp. Class A	(5,439)	(872)
*	Six Flags Entertainment Corp.	(52,971)	(813)
*	Savers Value Village Inc.	(71,330)	(666)
	Brightstar Lottery plc	(39,387)	(610)
*	Pursuit Attractions & Hospitality Inc.	(17,912)	(603)
*	Cava Group Inc.	(7,475)	(439)
*	Global Business Travel Group I	(57,394)	(439)
	NIKE Inc. Class B	(6,010)	(383)
*	On Holding AG Class A	(8,057)	(374)
*	Driven Brands Holdings Inc.	(24,482)	(363)
*	QuantumScape Corp.	(30,785)	(321)

Market Neutral Fund
		Shares	Market Value• ($000)
	LKQ Corp.	(6,626)	(200)
			(49,037)
Consumer Staples (-2.5%)
*	Performance Food Group Co.	(29,439)	(2,647)
	Hershey Co.	(11,936)	(2,172)
	Weis Markets Inc.	(19,724)	(1,264)
	Primo Brands Corp.	(47,323)	(774)
	Casey's General Stores Inc.	(1,324)	(732)
	Estee Lauder Cos. Inc. Class A	(5,911)	(619)
*	BellRing Brands Inc.	(17,616)	(471)
*	Chefs' Warehouse Inc.	(7,230)	(450)
	Archer-Daniels-Midland Co.	(6,591)	(379)
			(9,508)
Energy (-3.4%)
	Atlas Energy Solutions Inc.	(304,936)	(2,873)
*	Borr Drilling Ltd.	(693,272)	(2,794)
	Viper Energy Inc. Class A	(68,352)	(2,640)
	Core Natural Resources Inc.	(19,325)	(1,710)
*	NextDecade Corp.	(263,782)	(1,390)
*	Uranium Energy Corp.	(60,376)	(705)
	Core Laboratories Inc.	(29,868)	(479)
	Chevron Corp.	(2,571)	(392)
			(12,983)
Financials (-19.3%)
*	Triumph Financial Inc.	(50,432)	(3,159)
	Flagstar Financial Inc.	(250,012)	(3,148)
	TFS Financial Corp.	(234,599)	(3,139)
	Eagle Bancorp Inc.	(138,451)	(2,966)
	Brown & Brown Inc.	(34,405)	(2,742)
	Cannae Holdings Inc.	(174,082)	(2,738)
	W R Berkley Corp.	(39,003)	(2,735)
	Blue Owl Capital Inc.	(180,069)	(2,690)
	ServisFirst Bancshares Inc.	(37,348)	(2,681)
*	Coastal Financial Corp.	(23,327)	(2,673)
	Brookfield Asset Management Ltd. Class A	(50,479)	(2,645)
	Ryan Specialty Holdings Inc.	(49,735)	(2,568)
	TPG Inc.	(37,710)	(2,407)
	First Citizens BancShares Inc. Class A	(1,113)	(2,389)
	Lakeland Financial Corp.	(39,749)	(2,268)
	Ares Management Corp. Class A	(13,508)	(2,183)
	UWM Holdings Corp.	(496,535)	(2,175)
*	Shift4 Payments Inc. Class A	(33,625)	(2,117)
	PJT Partners Inc. Class A	(12,568)	(2,101)
	FactSet Research Systems Inc.	(6,799)	(1,973)
	LPL Financial Holdings Inc.	(5,338)	(1,907)
	Navient Corp.	(143,389)	(1,864)
	Arthur J Gallagher & Co.	(7,069)	(1,829)
	CNA Financial Corp.	(37,822)	(1,806)
	Visa Inc. Class A	(5,125)	(1,797)
*	Baldwin Insurance Group Inc.	(67,243)	(1,616)
	WaFd Inc.	(44,584)	(1,428)
	Stewart Information Services Corp.	(20,043)	(1,408)
*	Oscar Health Inc. Class A	(84,528)	(1,215)
	Glacier Bancorp Inc.	(26,428)	(1,164)
	Live Oak Bancshares Inc.	(24,649)	(847)
	Fidelis Insurance Holdings Ltd.	(36,519)	(715)
	Aon plc Class A	(1,613)	(569)
	Merchants Bancorp	(16,061)	(547)
	Equitable Holdings Inc.	(9,659)	(460)
*	Sezzle Inc.	(7,095)	(450)
*	Firstsun Capital Bancorp	(11,802)	(444)
	White Mountains Insurance Group Ltd.	(207)	(430)
	JPMorgan Chase & Co.	(1,204)	(388)
	P10 Inc. Class A	(35,375)	(347)
*	Octave Specialty Group Inc.	(43,283)	(337)
			(73,065)

Market Neutral Fund
		Shares	Market Value• ($000)
Health Care (-13.9%)
*	Nuvation Bio Inc.	(378,837)	(3,394)
*	Liquidia Corp.	(95,720)	(3,301)
*	ARS Pharmaceuticals Inc.	(283,103)	(3,298)
*	Roivant Sciences Ltd.	(149,437)	(3,243)
*	Neogen Corp.	(458,212)	(3,203)
*	Scholar Rock Holding Corp.	(69,846)	(3,077)
*	RadNet Inc.	(40,569)	(2,895)
*	PROCEPT BioRobotics Corp.	(87,303)	(2,747)
*	PACS Group Inc.	(66,460)	(2,551)
*	Viking Therapeutics Inc.	(71,447)	(2,513)
*	Nuvalent Inc. Class A	(23,447)	(2,359)
*	Ceribell Inc.	(101,528)	(2,227)
*	Krystal Biotech Inc.	(7,926)	(1,954)
*	Precigen Inc.	(426,824)	(1,784)
	Baxter International Inc.	(78,267)	(1,496)
*	Summit Therapeutics Inc.	(82,966)	(1,451)
*	Celcuity Inc.	(13,046)	(1,301)
*	Innoviva Inc.	(62,038)	(1,240)
*	Trevi Therapeutics Inc.	(98,110)	(1,228)
	Revvity Inc.	(11,729)	(1,135)
*	Molina Healthcare Inc.	(6,240)	(1,083)
*	Clover Health Investments Corp.	(347,965)	(818)
*	Disc Medicine Inc.	(8,298)	(659)
	GE Healthcare Inc.	(7,147)	(586)
*	TG Therapeutics Inc.	(18,915)	(564)
*	Solventum Corp.	(7,026)	(557)
*	Evolent Health Inc. Class A	(128,510)	(514)
*	ADMA Biologics Inc.	(27,133)	(495)
*	Verastem Inc.	(58,964)	(455)
*	Guardian Pharmacy Services Inc. Class A	(12,971)	(390)
			(52,518)
Industrials (-14.0%)
*	CECO Environmental Corp.	(53,466)	(3,200)
	VSE Corp.	(18,455)	(3,188)
*	Casella Waste Systems Inc. Class A	(29,544)	(2,894)
*	Joby Aviation Inc.	(200,905)	(2,652)
*	CBIZ Inc.	(52,538)	(2,651)
*	U-Haul Holding Co.	(50,986)	(2,570)
*	First Advantage Corp.	(175,919)	(2,556)
*	Boeing Co.	(11,204)	(2,433)
*	Kratos Defense & Security Solutions Inc.	(31,949)	(2,425)
	AAON Inc.	(30,994)	(2,363)
*	AeroVironment Inc.	(9,361)	(2,264)
	Insperity Inc.	(49,755)	(1,927)
*	Ameresco Inc. Class A	(62,905)	(1,843)
*	CACI International Inc. Class A	(3,327)	(1,773)
*	Frontier Group Holdings Inc.	(343,168)	(1,616)
	FTAI Infrastructure Inc.	(286,970)	(1,323)
*	Intuitive Machines Inc.	(76,966)	(1,249)
*	QXO Inc.	(64,606)	(1,246)
*	Archer Aviation Inc. Class A	(163,452)	(1,229)
*	Amentum Holdings Inc.	(34,269)	(994)
	JBT Marel Corp.	(6,477)	(976)
*	JetBlue Airways Corp.	(180,533)	(821)
*	TIC Solutions Inc.	(78,624)	(795)
*	Axon Enterprise Inc.	(1,364)	(775)
*	BlackSky Technology Inc.	(37,691)	(707)
	RB Global Inc.	(6,853)	(705)
	National Presto Industries Inc.	(6,492)	(693)
*	Fluence Energy Inc.	(33,820)	(669)
*	Rocket Lab Corp.	(8,803)	(614)
	Concentrix Corp.	(13,127)	(546)
	Watsco Inc.	(1,322)	(445)
	Waste Management Inc.	(1,950)	(428)
*	Karman Holdings Inc.	(5,658)	(414)
	Vestis Corp.	(60,912)	(406)
	Northrop Grumman Corp.	(684)	(390)
	Genco Shipping & Trading Ltd.	(20,142)	(371)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Saia Inc.	(1,077)	(352)
*	Eos Energy Enterprises Inc.	(28,221)	(323)
*	Byrna Technologies Inc.	(15,120)	(254)
			(53,080)
Information Technology (-10.3%)
*	SiTime Corp.	(9,009)	(3,182)
*	NextNav Inc.	(176,948)	(2,944)
*	CCC Intelligent Solutions Holdings Inc.	(356,499)	(2,834)
	Entegris Inc.	(31,371)	(2,643)
*	SailPoint Inc.	(129,118)	(2,612)
*	PAR Technology Corp.	(64,681)	(2,347)
	Crane NXT Co.	(47,571)	(2,239)
*	I3 Verticals Inc. Class A	(74,092)	(1,866)
*	Lumentum Holdings Inc.	(4,283)	(1,579)
*	Eastman Kodak Co.	(180,657)	(1,528)
*	Vertex Inc. Class A	(71,023)	(1,418)
*	BILL Holdings Inc.	(24,692)	(1,347)
*	Knowles Corp.	(62,760)	(1,345)
*	ON Semiconductor Corp.	(22,199)	(1,202)
*	Terawulf Inc.	(97,629)	(1,122)
*	Navitas Semiconductor Corp.	(141,211)	(1,008)
*	Mirion Technologies Inc.	(42,596)	(998)
*	Aurora Innovation Inc.	(251,027)	(964)
*	CompoSecure Inc. Class A	(49,595)	(956)
*	Globant SA	(14,474)	(946)
	Badger Meter Inc.	(4,944)	(862)
*	Cleanspark Inc.	(69,044)	(699)
*	Novanta Inc.	(5,116)	(609)
*	Daily Journal Corp.	(967)	(471)
*	Digi International Inc.	(10,231)	(443)
*	NetScout Systems Inc.	(14,467)	(392)
*	Porch Group Inc.	(39,049)	(357)
*	Clearfield Inc.	(10,297)	(300)
			(39,213)
Materials (-4.8%)
*	Novagold Resources Inc.	(315,699)	(2,942)
	International Paper Co.	(73,673)	(2,902)
*	Perpetua Resources Corp.	(115,376)	(2,793)
	Westlake Corp.	(28,308)	(2,093)
*	United States Antimony Corp.	(268,685)	(1,349)
	Amcor plc	(153,789)	(1,283)
*	Ivanhoe Electric Inc.	(71,605)	(1,144)
*	PureCycle Technologies Inc.	(108,959)	(936)
*	Ramaco Resources Inc. Class A	(51,072)	(919)
*	American Battery Technology Co.	(202,797)	(677)
*	Knife River Corp.	(8,009)	(564)
*	Dakota Gold Corp.	(67,666)	(385)
*	ASP Isotopes Inc.	(67,666)	(362)
			(18,349)
Real Estate (-7.0%)
	Acadia Realty Trust	(141,053)	(2,897)
	Macerich Co.	(152,763)	(2,820)
	Crown Castle Inc.	(29,809)	(2,649)
	JBG SMITH Properties	(136,799)	(2,327)
	Farmland Partners Inc.	(221,966)	(2,151)
	Essential Properties Realty Trust Inc.	(69,849)	(2,072)
	Lineage Inc.	(53,439)	(1,870)
	SITE Centers Corp.	(278,104)	(1,785)
	National Storage Affiliates Trust	(62,811)	(1,772)
	Sun Communities Inc.	(12,524)	(1,552)
	Ryman Hospitality Properties Inc.	(12,159)	(1,151)
	Medical Properties Trust Inc.	(191,011)	(955)
	RLJ Lodging Trust	(97,621)	(727)
*	CoStar Group Inc.	(10,251)	(689)
	Kennedy-Wilson Holdings Inc.	(40,791)	(395)
	Equity LifeStyle Properties Inc.	(6,322)	(383)
	SBA Communications Corp.	(1,819)	(352)

Market Neutral Fund
		Shares	Market Value• ($000)
	Millrose Properties Inc.	(1,621)	(48)
			(26,595)
Utilities (-3.3%)
	Ormat Technologies Inc. (XNYS)	(28,654)	(3,165)
*	Oklo Inc.	(20,377)	(1,462)
	Clearway Energy Inc. Class C	(40,229)	(1,338)
	Pinnacle West Capital Corp.	(13,730)	(1,218)
	MDU Resources Group Inc.	(56,319)	(1,099)
	American Water Works Co. Inc.	(7,997)	(1,044)
	Sempra	(9,878)	(872)
*	Cadiz Inc.	(129,819)	(728)
	NextEra Energy Inc.	(8,259)	(663)
	Consolidated Water Co. Ltd.	(12,286)	(434)
	Middlesex Water Co.	(5,939)	(300)
			(12,323)
Total Common Stocks Sold Short (Proceeds $346,910)			(361,736)
Other Assets and Other Liabilities—Net (96.5%)			365,762
Net Assets (100%)			379,072
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $249,743 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $310,029)	364,453
Affiliated Issuers (Cost $10,593)	10,593
Total Investments in Securities	375,046
Investment in Vanguard	9
Cash Held at Broker for Short Positions	366,415
Receivables for Investment Securities Sold	5,361
Receivables for Accrued Income	348
Receivables for Capital Shares Issued	265
Total Assets	747,444
Liabilities
Securities Sold Short, at Value (Proceeds $346,910)	361,736
Due to Custodian	91
Payables for Investment Securities Purchased	5,744
Payables for Capital Shares Redeemed	446
Payables to Vanguard	33
Accrued Dividend Expense on Securities Sold Short	322
Total Liabilities	368,372
Net Assets	379,072
At December 31, 2025, net assets consisted of:

Paid-in Capital	471,156
Total Distributable Earnings (Loss)	(92,084)
Net Assets	379,072

Investor Shares—Net Assets
Applicable to 24,734,557 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	345,863
Net Asset Value Per Share—Investor Shares	$13.98

Institutional Shares—Net Assets
Applicable to 2,383,965 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,209
Net Asset Value Per Share—Institutional Shares	$13.93

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	5,311
Interest[2]	15,333
Securities Lending—Net	—
Total Income	20,644
Expenses
The Vanguard Group—Note B
Investment Advisory Services	133
Management and Administrative—Investor Shares	447
Management and Administrative—Institutional Shares	20
Marketing and Distribution—Investor Shares	23
Marketing and Distribution—Institutional Shares	1
Custodian Fees	40
Auditing Fees	49
Shareholders’ Reports and Proxy Fees—Investor Shares	25
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	6,784
Other Expenses	16
Total Expenses	7,540
Net Investment Income	13,104
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	48,263
Investment Securities Sold—Short Positions	(63,416)
Realized Net Gain (Loss)	(15,153)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	10,732
Investment Securities—Short Positions	24,524
Change in Unrealized Appreciation (Depreciation)	35,256
Net Increase (Decrease) in Net Assets Resulting from Operations	33,207
1	Dividends are net of foreign withholding taxes of $26.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $241, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,104	23,622
Realized Net Gain (Loss)	(15,153)	12,724
Change in Unrealized Appreciation (Depreciation)	35,256	(8,885)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,207	27,461
Distributions
Investor Shares	(12,062)	(21,586)
Institutional Shares	(1,163)	(1,863)
Total Distributions	(13,225)	(23,449)
Capital Share Transactions
Investor Shares	(69,065)	(69,600)
Institutional Shares	(2,746)	5,635
Net Increase (Decrease) from Capital Share Transactions	(71,811)	(63,965)
Total Increase (Decrease)	(51,829)	(59,953)
Net Assets
Beginning of Period	430,901	490,854
End of Period	379,072	430,901

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.26	$13.23	$12.39	$11.00	$8.94
Investment Operations
Net Investment Income[1]	.461	.683	.572	.107	.017
Net Realized and Unrealized Gain (Loss) on Investments	.753	.090	.941	1.376	2.060
Total from Investment Operations	1.214	.773	1.513	1.483	2.077
Distributions
Dividends from Net Investment Income	(.494)	(.743)	(.673)	(.093)	(.017)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.494)	(.743)	(.673)	(.093)	(.017)
Net Asset Value, End of Period	$13.98	$13.26	$13.23	$12.39	$11.00
Total Return	9.19%	5.84%	12.24%	13.48%	23.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$346	$396	$461	$648	$283
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.95%	1.40%	1.80%	1.83%	1.31%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.38%	4.89%	4.50%	0.90%	0.18%
Portfolio Turnover Rate	108%	104%	124%	209%	133%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.75%, 1.20%, 1.60%, 1.63% and 0.84%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, and 0.27%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.21	$13.18	$12.34	$10.96	$8.90
Investment Operations
Net Investment Income[1]	.470	.692	.566	.108	.017
Net Realized and Unrealized Gain (Loss) on Investments	.750	.087	.953	1.368	2.065
Total from Investment Operations	1.220	.779	1.519	1.476	2.082
Distributions
Dividends from Net Investment Income	(.500)	(.749)	(.679)	(.096)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.500)	(.749)	(.679)	(.096)	(.022)
Net Asset Value, End of Period	$13.93	$13.21	$13.18	$12.34	$10.96
Total Return	9.27%	5.91%	12.33%	13.47%	23.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33	$35	$29	$52	$45
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.89%	1.34%	1.74%	1.77%	1.25%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.45%	4.96%	4.48%	0.91%	0.17%
Portfolio Turnover Rate	108%	104%	124%	209%	133%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.75%, 1.20%, 1.60%, 1.63% and 0.84%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, and 0.27%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund is charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security, and the fund may receive a portion of the income from the investment of collateral which offsets the borrowing fee. The net amounts of fees or income are recorded as borrowing expense on securities sold short (for net fees charged) or interest income (for net income received) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.

Market Neutral Fund
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $9,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	313
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	38,251
Capital Loss Carryforwards	(130,648)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(92,084)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	13,225	23,449
Long-Term Capital Gains	—	—
Total	13,225	23,449
*	Includes short-term capital gains, if any.

Market Neutral Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	321,969
Gross Unrealized Appreciation	181,883
Gross Unrealized Depreciation	(143,632)
Net Unrealized Appreciation (Depreciation)	38,251
E.	During the year ended December 31, 2025, the fund purchased $320,160,000 of investment securities and sold $434,286,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $393,812,000 and $492,911,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $1,355,000 and sales were $3,400,000, resulting in net realized gain of $1,111,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	57,655	4,221	176,162	12,625
Issued in Lieu of Cash Distributions	8,151	588	14,570	1,099
Redeemed	(134,871)	(9,965)	(260,332)	(18,702)
Net Increase (Decrease)—Investor Shares	(69,065)	(5,156)	(69,600)	(4,978)
Institutional Shares
Issued	25,361	1,863	17,973	1,290
Issued in Lieu of Cash Distributions	1,158	84	1,863	141
Redeemed	(29,265)	(2,186)	(14,201)	(1,038)
Net Increase (Decrease)—Institutional Shares	(2,746)	(239)	5,635	393
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Montgomery Funds and Shareholders of Vanguard Market Neutral Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Market Neutral Fund (the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 27.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $4,294,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $87,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $1,034,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q6340 022026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

A majority of independent trustees of the board of Vanguard Market Neutral Fund has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group (QE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. VPM is led by experienced portfolio managers and analysts, is appropriately resourced, and has depth and stability. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. QE seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Quantitative Equity Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD MONTGOMERY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.